Planned Disposal of Super Tv - Additional Information (Detail)		12 Months Ended		12 Months Ended
	Dec. 31, 2014 Cinda Investment Co., Ltd. ("Cinda Investment") Private Placement USD ($)	Dec. 31, 2014 Cinda Investment Co., Ltd. ("Cinda Investment") Maximum USD ($)	Dec. 31, 2014 Cinda Investment Co., Ltd. ("Cinda Investment") Minimum USD ($)	Dec. 31, 2014 Beijing Super TV Co Ltd CNY	Dec. 31, 2014 Shanghai Tongda Venture Capital Co., Ltd. ("Tongda Venture") CNY	Dec. 31, 2014 Beijing Cyber Cloud Co., Ltd. ("Cyber Cloud") Cinda Investment Co., Ltd. ("Cinda Investment") Maximum	Dec. 31, 2014 Beijing Joysee Technology Co., Ltd ("Joysee") Cinda Investment Co., Ltd. ("Cinda Investment") Maximum
Income Statement Balance Sheet And Additional Disclosures By Planned Disposal Groups [Line Items]
Ownership percentage planned to be sold to Tongda Venture				100.00%
Transaction agreements description				On October 9, 2014, the Group has entered into a share transfer agreement (as amended by a supplementary agreement dated October 27, 2014) with Tongda Venture and Cinda Investment Co., Ltd. ("Cinda Investment"), whereby Tongda Venture will acquire 100% equity interest of Super TV, which is made up of the Group's CA, Screen Cross and VOD businesses.
Total consideration expected receive				3,200,000,000
Cash consideration					2,400,000,000
Stock consideration					800,000,000
Subsidiary's ownership percentage					17.24%
Warrant exercisable period		3 months
Company's new shares price	$ 3.33
Amount of new shares granted		$ 30,000,000	$ 25,000,000
Percent of equity interest						8.00%	8.00%